Commitments and contingencies - Future minimum payments, cooperation agreements (Details) - Mar. 31, 2016 - Co-operation agreement ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum payments under cooperation agreements
2017	$ 900	¥ 5,800
2018	900	5,800
2019	900	5,800
2020	900	5,800
2021	900	5,800
2022 and thereafter	9,300	59,967
Total payments	$ 13,800	¥ 88,967